Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
Note 19 - Income Taxes

A.	Tax under various laws

Camtek and its subsidiaries are each assessed for income tax purposes on a separate basis. Each of the subsidiaries is subject to the tax rules prevailing in the country tax residence.

B.	Details regarding the tax environment of the Israeli companies

(1)	Corporate tax rate

The standard tax rate in Israel for the years 2023-2025 is 23%.

Current taxes for the reported periods are calculated according to the enacted tax rates presented above, subject to the reduced tax rate under the Law for the Encouragement of Capital Investment discussed below.

(2)	Benefits under the Law for the Encouragement of Capital Investments (hereinafter - “the Encouragement Law”)

(a)	Amendment to the Law for the Encouragement of Capital Investments – 1959

The Company filed a notice to the Israeli Tax Authorities regarding the implementation of the preferred enterprise to its preferred income. As the Company is located in Development Area A, the applied corporate tax rate is 7.5%.

B.	Details regarding the tax environment of the Israeli companies (cont’d)

(b)
In November 2021, an amendment to the Law of Encouragement of Capital Investment was enacted (the "2021 Amendment"). According to the 2021 Amendment, any future dividend distributed by an entity with tax exempt retained earnings will be deemed to be distributed proportionately from such tax exempt retained earnings. As part of the 2021 Amendment, the Israeli Tax Authorities enacted a temporary rule which reduces the tax rate applicable to the distribution of such tax exempt retained earnings.

During the fourth quarter of 2021, the Company entered into a tax assessment with the Israeli Tax Authorities for the years 2017-2020. The settlement of the tax assessment finalized in February 2022 will allow the Company to distribute dividends from these earnings in the future with no additional corporate tax liability. The dividend distributed in April 2024 was tax-free under this settlement.

C.	Details regarding the tax environment of the Non-Israeli companies

Non-Israeli subsidiaries are taxed according to the tax laws in their countries of residence under local tax laws and regulations. The tax rates range from 16.5-34%.

D.	Composition of income before income taxes and income tax expense

	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars (in thousands)
Income (loss) before income taxes:
Israel	49,276	130,278	79,454
Non-Israeli	3,059	960	8,176

	52,335	131,238	87,630

Income tax expense:
Current:
Israel	13,603	11,325	8,054
Non-Israeli	2,198	3,781	2,198
	15,801	15,106	10,252
Deferred tax (benefit) expense:
Israel	(11,903)	262	109
Non-Israeli	(2,285)	(2,645)	(1,363)
	(14,188)	(2,383)	(1,254)

	1,613	12,723	8,998

In addition, $1,097 of income tax expense was allocated to the gains and losses on intra-entity foreign currency transactions that are of a long-term investment nature component of other comprehensive income. ($632 of income tax income and $611 of income tax expense was allocated in 2024 and 2023, respectively.)

E.           Reconciliation of income tax expense at the statutory rate to actual income tax expense

The following is a reconciliation of the theoretical income tax expense, assuming all income is taxed at the statutory income tax rate applicable to Israeli companies, the standard income tax rate of the Company’s country of tax residence, and the actual income tax expense:

	Year Ended December 31,
	2025
	Percent	U.S. Dollars (in thousands)

Israeli statutory tax rate	23.0%	12,037
Israeli tax effects:

Domestic

Non-taxable and non-deductible:
Share-based compensation	1.2%	613
Other	0.1%	45
Cross-border tax laws	(0.6)%	(316)
Change in valuation allowance	20.9%	10,960
Tax rate differential	(44.5)%	(23,282)
Worldwide changes in unrecognized tax benefits	4.7%	2,482
Other items	(0.3)%	(137)

Foreign Tax Effects

Other	(1.5)%	(789)

Effective income tax rate	3.1%	1,613

	Year Ended December 31,
	2024	2023
	U.S. Dollars (in thousands)
Income before income taxes	131,238	87,630

Statutory tax rate	23%	23%

Theoretical income tax expense	30,185	20,154

Increase (decrease) in income tax expense resulting from:

Non-deductible expenses (*)	912	651

Income tax rate differential	(18,816)	(12,417)

Other	442	610

Actual income tax expense	12,723	8,998

(*)          Including non-deductible share-based compensation and FRT transaction expenses.

F.            Deferred tax assets and liabilities

The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	December 31,
	2025	2024
	U.S. Dollars (in thousands)
Deferred tax assets:
Deferred revenue	902	2,076
Accrued expenses	683	601
Operating lease obligations	1,984	2,020
Carry forward losses	24,479	-
Other temporary differences	2,857	1,662

Total deferred tax assets	30,905	6,359
Valuation allowance	(10,960)	-
Deferred tax asset, net of valuation allowance	19,945	6,359

Deferred tax liabilities:
Property, plant and equipment	(1,408)	(1,158)
Inventories	(271)	(407)
Intangible assets	(2,708)	(3,772)
Right of use assets	(1,984)	(2,020)
Undistributed earnings	(1,834)	(1,518)
Other temporary differences	(68)	-
Total deferred tax liabilities	(8,273)	(8,875)

Net deferred tax assets (liabilities)	11,672	(2,516)

The deferred tax assets and liabilities were presented on the consolidated balance sheet as below:

	December 31,
	2025	2024
	U.S. Dollars (in thousands)

Deferred tax asset, net	12,933	3,090
Deferred tax liabilities, net	(1,261)	(5,606)

Net deferred tax assets (liabilities)	11,672	(2,516)

Deferred tax assets are recognized for the anticipated tax benefits associated with operating loss carryforwards, tax credit carryforwards and deductible temporary differences. If it is more likely than not that some or all of the deferred tax assets will not be realized, the deferred tax credits are reduced by a valuation allowance.

In assessing the realizability of deferred tax assets, Management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

At December 31, 2025 the company had a valuation allowance of $10,960. At December 31, 2024 the Company had no valuation allowance.

G.           Accounting for uncertainty in income taxes

For the years ended December 31,2025, 2024 and 2023, the Company recorded an unrecognized tax benefit of $2,482, $1,393 and $1,718 respectively, as result of a tax position taken during the current period. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

As of December 31, 2025, the entire amount of the unrecognized tax benefits could affect the Company’s income tax provision and the effective tax rate.

The Company accounts for interest and penalties related to income taxes as a component of income tax expense. For the years ended December 31, 2025, 2024 and 2023, no interest and penalties related to income taxes have been incurred.

H.           Tax assessments

The Company files its income tax returns in Israel while its principle foreign subsidiaries file their income tax returns in Belgium, Germany, Hong Kong, and United States of America. The Israeli tax return of Camtek is open to examination by the Israeli Tax Authorities for the tax year 2021 -2025, while the tax returns of its principal foreign subsidiaries remain subject to examination for the tax years beginning 1999 in Belgium, 2020 in Germany, 2018 in Hong Kong and 2021 in the United States of America.

   I.             Income tax paid in cash

Year Ended December 31,
2025
U.S. Dollars (in thousands)
Income taxes paid in cash by territory:
Israel	10,736
China	1,933
Hong Kong	859
Germany	633
USA	219
Taiwan	92
Singapore	23

14,495